Finance leases (Details) - USD ($)	Dec. 31, 2018		Dec. 31, 2017
Capital Leased Assets [Line Items]
Amount receivable in respect of finance leases	$ (2,900,000)
Finance Liability [Member]
Capital Leased Assets [Line Items]
Amount receivable in respect of finance leases	(2,880,000)		$ (2,880,000)
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	296,181,882		52,862,200
Amounts representing interest and deferred finance fees	(54,705,784)		(10,368,181)
Net minimum finance lease payments	241,476,098	[1]	42,494,019
Amount receivable in respect of finance leases	(2,880,000)		(2,880,000)
Adjusted net minimum finance lease payments	238,596,098		39,614,019
Current portion of finance lease obligations	26,589,017		3,783,044
Current portion of deferred finance fees	(739,817)		(245,578)
Non-current portion of finance lease obligations	218,985,447		39,402,440
Non-current portion of deferred finance fees	(3,358,549)		(445,887)
Total finance lease obligations	241,476,098		42,494,019
Net finance lease obligations	238,596,098		39,614,019
River Hudson LLC [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	10,380,600		11,767,600
Japanese Leases No.1 and 2 [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	36,253,400		41,094,600
Japanese Lease No.3 [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	17,870,500		0
CMBFL Leases No.1 to 4 [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	87,496,402		0
Ocean Yield ASA [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	66,563,040		0
Japanese Lease No.4 [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	26,061,943		0
China Huarong Leases [Member] | Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due	$ 51,555,997		$ 0

[1]	Includes $8.3 million related to vessel held for sale repayable on January 2, 2019.